Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2019	2018

Prepaid expenses	$4,467	$3,712
Government authorities	5,052	2,053
Related parties	183	303
Other	3,143	961

	$12,845	$7,029